NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2019
NET INCOME PER SHARE
NET INCOME PER SHARE

3. NET INCOME PER SHARE

Basic net income per Class A and Class B ordinary share for the years ended December 31, 2017, 2018 and 2019 is computed on the basis of the weighted average number of ordinary shares outstanding using the two class method. Basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period, including restricted shares. Diluted net income per ordinary share is computed using the effect of the outstanding Share-Based Awards calculated using the “treasury stock” method.

The computation of the diluted net income per Class A share assumes the conversion of Class B shares, while the diluted net income per Class B share does not assume the conversion of those shares. The net income per share amounts are the same for Class A and Class B shares because the holders of each class are legally entitled to equal per share distributions whether through dividends or in liquidation. The number of Share-Based Awards excluded from the diluted net income per ordinary share computation, because their effect was anti-dilutive for the years ended December 31, 2017, 2018 and 2019, was 1,862,125, 3,016,826 and 4,305,674, respectively. The effects of Business Unit Equity Awards were excluded from the diluted net income per ordinary share computation for the year ended December 31, 2018, because the effects were anti-dilutive. The effects of Business Unit Equity Awards were excluded from the diluted net income per ordinary share computation for the year ended December 31, 2017, because the effects were not significant.

The Company’s convertible notes due 2018 provided for a flexible settlement feature. In December 2018, the convertible debt matured and the Company repaid the convertible debt for cash. The convertible debt was anti-dilutive in the years ended December 31, 2017 and 2018.

The components of basic and diluted net income per share were as follows:

	Year ended December 31,
	2017		2018		2019
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUB	RUB	RUB	RUB	RUB	$	RUB	$
Net income, allocated for basic	7,950	1,251	40,595	5,389	11,349	143.9	1,477	18.7
Reallocation of net income as a result of conversion of Class B to Class A shares	1,251	—	5,389	—	1,477	18.7	—	—
Reallocation of net income to Class B shares	—	(19)	—	(136)	—	—	(38)	(0.4)
Dilution in Classifieds	—	—	—	—	(10)	(0.1)	—	—
Net income, allocated for diluted	9,201	1,232	45,984	5,253	12,816	162.5	1,439	18.3
Weighted average ordinary shares outstanding—basic	280,586,437	44,161,451	288,380,711	38,286,407	289,468,245	289,468,245	37,659,069	37,659,069
Dilutive effect of:
Conversion of Class B to Class A shares	44,161,451	—	38,286,407	—	37,659,069	37,659,069	—	—
Share-Based Awards	6,496,073	146,027	8,494,944	6,529	8,300,823	8,300,823	—	—
Weighted average ordinary shares outstanding—diluted	331,243,961	44,307,478	335,162,062	38,292,936	335,428,137	335,428,137	37,659,069	37,659,069
Net income per share attributable to ordinary shareholders:
Basic	28.33	28.33	140.77	140.77	39.21	0.50	39.21	0.50
Diluted	27.77	27.77	137.20	137.20	38.21	0.48	38.21	0.48